Fair Value Measurements - Summary of Changes in Level 3 Warrant Liability Measured at Fair Value on Recurring Basis (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of warrant liability as of beginning of year	$ 3,029		$ 19,711	$ 19,336
Change in fair value	(2,448)		(16,682)	375
Fair value of warrant liability as of end of year	581	$ 581	$ 3,029	$ 19,711
Class Of Warrant Or Right Issued Date Four [Member] | Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of warrant liability as of beginning of year		1,931,921
Change in fair value		(1,807,441)
Fair value of warrant liability as of end of year	$ 124,480	$ 124,480